Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.7%
Aerospace & Defense – 3.3%
CAE Inc*	262,601	$7,484,076
L3Harris Technologies Inc	48,703	9,871,124
Safran SA*	74,126	10,087,033
		27,442,233
Air Freight & Logistics – 1.2%
United Parcel Service Inc	61,216	10,406,108
Airlines – 0.8%
Ryanair Holdings PLC (ADR)*	57,869	6,654,935
Auto Components – 1.0%
Aptiv PLC*	58,634	8,085,629
Banks – 4.4%
BNP Paribas SA*	90,207	5,487,669
Citigroup Inc	134,440	9,780,510
HDFC Bank Ltd*	229,255	4,683,822
JPMorgan Chase & Co	114,116	17,371,879
		37,323,880
Beverages – 3.3%
Constellation Brands Inc	68,320	15,576,960
Pernod Ricard SA	63,670	11,949,184
		27,526,144
Biotechnology – 2.5%
AbbVie Inc	74,211	8,031,114
Ascendis Pharma A/S (ADR)*	16,788	2,163,637
Global Blood Therapeutics Inc*	29,556	1,204,407
Neurocrine Biosciences Inc*	33,071	3,216,155
Sarepta Therapeutics Inc*	27,753	2,068,431
Vertex Pharmaceuticals Inc*	20,472	4,399,228
		21,082,972
Building Products – 2.1%
Assa Abloy AB	307,655	8,845,522
Daikin Industries Ltd	45,800	9,233,637
		18,079,159
Capital Markets – 2.5%
Blackstone Group Inc	118,228	8,811,533
London Stock Exchange Group PLC	51,336	4,910,843
Morgan Stanley	100,111	7,774,620
		21,496,996
Chemicals – 2.2%
Air Products & Chemicals Inc	34,749	9,776,284
Sherwin-Williams Co	11,963	8,828,814
		18,605,098
Consumer Finance – 1.5%
Nexi SpA (144A)*	368,229	6,424,933
Synchrony Financial	151,841	6,173,855
		12,598,788
Electric Utilities – 0.3%
NextEra Energy Inc	29,004	2,192,992
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB	150,541	13,891,848
Entertainment – 2.8%
Liberty Media Corp-Liberty Formula One*	184,858	8,002,503
Netflix Inc*	23,259	12,133,290
Sea Ltd (ADR)*	14,935	3,333,940
		23,469,733
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	54,071	6,479,869
Boston Scientific Corp*	181,044	6,997,351
Dentsply Sirona Inc	58,846	3,754,963
DexCom Inc*	6,376	2,291,471
Edwards Lifesciences Corp*	41,659	3,484,359
		23,008,013
Health Care Providers & Services – 1.2%
Centene Corp*	62,624	4,002,300
Humana Inc	14,310	5,999,467
		10,001,767
Hotels, Restaurants & Leisure – 3.0%
GVC Holdings PLC*	495,950	10,377,296
McDonald's Corp	31,285	7,012,220

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
Sands China Ltd*	1,605,200	$8,022,077
		25,411,593
Household Durables – 0.5%
Roku Inc*	14,093	4,591,077
Independent Power and Renewable Electricity Producers – 1.6%
NRG Energy Inc	227,463	8,582,179
Vistra Energy Corp	297,676	5,262,912
		13,845,091
Industrial Conglomerates – 1.1%
Honeywell International Inc	41,509	9,010,359
Information Technology Services – 4.6%
Fidelity National Information Services Inc	62,406	8,774,908
Mastercard Inc	44,829	15,961,365
Visa Inc	66,285	14,034,523
		38,770,796
Insurance – 4.8%
AIA Group Ltd	897,200	10,883,475
Aon PLC	33,803	7,778,408
Beazley PLC*	755,020	3,661,245
Intact Financial Corp	35,695	4,374,875
Progressive Corp	64,428	6,159,961
Prudential PLC	378,060	8,027,808
		40,885,772
Interactive Media & Services – 6.2%
Alphabet Inc - Class C*	12,035	24,895,962
Facebook Inc*	58,149	17,126,625
Snap Inc*	59,192	3,095,150
Tencent Holdings Ltd	91,100	7,148,499
		52,266,236
Internet & Direct Marketing Retail – 6.0%
Amazon.com Inc*	8,508	26,324,433
Booking Holdings Inc*	3,966	9,240,145
DoorDash Inc - Class A*	22,430	2,941,246
Meituan Dianping (144A)*	76,000	2,915,331
MercadoLibre Inc*	5,973	8,793,092
		50,214,247
Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific Inc	13,312	6,075,330
Machinery – 1.2%
Parker-Hannifin Corp	30,740	9,696,318
Metals & Mining – 1.7%
Rio Tinto PLC	108,007	8,262,652
Teck Resources Ltd	299,034	5,728,411
		13,991,063
Multi-Utilities – 0.5%
RWE AG	105,636	4,139,674
Oil, Gas & Consumable Fuels – 4.0%
Canadian Natural Resources Ltd	251,037	7,761,868
Cheniere Energy Inc*	25,571	1,841,368
ConocoPhillips	145,347	7,699,031
Enterprise Products Partners LP	78,505	1,728,680
Marathon Petroleum Corp	132,111	7,066,617
Suncor Energy Inc	274,176	5,732,275
Total SE#	38,125	1,778,147
		33,607,986
Personal Products – 1.5%
Unilever PLC	229,926	12,828,038
Pharmaceuticals – 5.1%
AstraZeneca PLC	96,590	9,648,615
Bristol-Myers Squibb Co	77,189	4,872,941
Catalent Inc*	51,799	5,454,953
Merck & Co Inc	112,108	8,642,406
Novartis AG	87,725	7,497,935
Roche Holding AG	20,878	6,748,344
		42,865,194
Road & Rail – 1.1%
Uber Technologies Inc*	165,292	9,010,067
Semiconductor & Semiconductor Equipment – 7.3%
ASML Holding NV	38,558	23,375,061
Microchip Technology Inc	57,748	8,963,644
Taiwan Semiconductor Manufacturing Co Ltd	775,000	15,947,732
Texas Instruments Inc	72,636	13,727,478
		62,013,915

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 8.7%
Adobe Inc*	34,556	$16,426,886
Autodesk Inc*	29,615	8,207,797
Microsoft Corp	152,861	36,040,038
SS&C Technologies Holdings Inc	75,862	5,300,478
Workday Inc*	31,037	7,710,522
		73,685,721
Technology Hardware, Storage & Peripherals – 2.8%
Apple Inc	195,108	23,832,442
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG*	23,105	7,212,100
NIKE Inc	60,874	8,089,546
		15,301,646
Trading Companies & Distributors – 1.6%
Ferguson PLC	114,297	13,656,150
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	33,776	4,231,795
Total Common Stocks (cost $527,683,924)		841,796,805
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	1,111,040	1,111,040
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$277,760	277,760
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,388,800)		1,388,800
Total Investments (total cost $529,072,724) – 99.8%		843,185,605
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,309,101
Net Assets – 100%		$844,494,706

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$567,169,976	67.3%
United Kingdom	44,888,459	5.3
Netherlands	36,203,099	4.3
Canada	31,081,505	3.7
France	29,302,033	3.5
Sweden	22,737,370	2.7
Taiwan	19,281,672	2.3
Hong Kong	18,905,552	2.2
Switzerland	14,246,279	1.7
Germany	11,351,774	1.3
China	10,063,830	1.2
Japan	9,233,637	1.1
Argentina	8,793,092	1.0
Ireland	6,654,935	0.8
Italy	6,424,933	0.8
India	4,683,822	0.5
Denmark	2,163,637	0.3

Total	$843,185,605	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$487	$-	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,198∆	-	-	1,111,040
Total Affiliated Investments - 0.1%	$2,685	$-	$-	$1,111,040

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	3,707,498	24,502,061	(28,209,559)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,691,642	13,580,152	(14,160,754)	1,111,040

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $9,340,264, which represents 1.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$841,796,805	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	1,388,800	-
Total Assets	$841,796,805	$1,388,800	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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